Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000031266
Parametric Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective principally by writing a series of call and put option spread combinations on the S&P 500 Composite Stock Price Index (“S&P 500 Index”), a broad-based U.S. stock market index, and/or another proxy for the S&P 500 Index (such as the SPDR Trust Series I units (“SPDRs”)).  The Fund's option strategy employs a systematic, rules-based program that seeks to take advantage of the general imbalance of natural buyers of stock index options over natural sellers, which is reflected in the customary excess of option price-implied volatilities over observed market volatilities. The Fund seeks to mitigate risk by selling option “spreads,” rather than stand-alone options, by staggering roll dates across the option position portfolio, and by utilizing exchange-traded options guaranteed for settlement by the Options Clearing Corporation, a market clearinghouse.

The Fund will generally write call spreads and put spreads that are “out of the money.”  That is, the exercise price of the call options sold generally will be above the current level of the index when written and the exercise price of the call options bought will be above the exercise price of the call options sold.  The exercise price of put options sold generally will be below the current level of the index when written and the exercise price of the put options bought will be below the exercise price of put options sold.

The option program is intended to be substantially non-directional and to provide returns that are substantially uncorrelated to the returns of the S&P 500 Index. In implementing its strategy, the Fund generally intends to enter into written call and put option spread positions that primarily have a maturity of approximately four weeks, and to stagger the timing of its spread originations and expirations through each four-week period. For each option spread combination, the Fund intends to sell call spreads and put spreads on the S&P 500 Index with substantially equivalent notional values and identical expiration dates. The Fund will determine the number and composition of the call and put option spreads in each combination based largely on the market exposures and maximum net loss potential of such positions. Under normal circumstances, the Fund intends to limit its maximum option loss potential realizable for each call and put spread combination over its roll cycle to not more than 10% of the associated net asset value of the Fund, based on observable market inputs at the time the option spread combination is entered into and determined without consideration of net premiums received.

The Fund's option strategy will be implemented as an overlay to a portfolio of short-term, high-grade income securities. A significant portion of this portfolio will be subject to the option strategy overlay.  Short-term instruments are generally those with effective maturities of three years or less. High-grade instruments are rated A or higher by a rating agency or deemed to be of comparable quality by the investment adviser. The Fund expects to maintain a dollar-weighted average effective maturity of one year or less.

The Fund's income securities investments are expected to consist primarily of U.S. dollar-denominated instruments of domestic and foreign issuers, including U.S. Government securities, commercial paper and other short-term, high-grade obligations issued by banks and corporations.  Investments also may include other short-term, high-grade obligations including certificates of deposit, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches, as well as high-grade mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities.  The Fund may invest in repurchase and reverse repurchase agreements and in variable or floating-rate securities, some of which provide for periodic recovery of principal on demand investments, and may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.”

The Fund employs an “absolute return” investment approach.  This means that the Fund benchmarks itself to an index of cash instruments, rather than a stock or bond market index, and seeks to achieve returns that exceed its benchmark and are largely independent of broad movements in stocks and bonds.  The Fund's benchmark is the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration
The Fund pursues its investment objective principally by writing a series of call and put option spread combinations on the S&P 500 Composite Stock Price Index (“S&P 500 Index”), a broad-based U.S. stock market index, and/or another proxy for the S&P 500 Index (such as the SPDR Trust Series I units (“SPDRs”)).  The Fund's option strategy employs a systematic, rules-based program that seeks to take advantage of the general imbalance of natural buyers of stock index options over natural sellers, which is reflected in the customary excess of option price-implied volatilities over observed market volatilities. The Fund seeks to mitigate risk by selling option “spreads,” rather than stand-alone options, by staggering roll dates across the option position portfolio, and by utilizing exchange-traded options guaranteed for settlement by the Options Clearing Corporation, a market clearinghouse.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Option Strategy Risk.  The Fund's option strategy seeks to take advantage of, and its effectiveness is dependent on, a general excess of option price-implied volatilities for the S&P 500 over realized index volatilities.  This market observation is often attributed to an excess of natural buyers over natural sellers of S&P 500 index options.  There can be no assurance that this imbalance will apply in the future over specific periods or generally.  It is possible that the imbalance could decrease or be eliminated by actions of investors, including the Fund, that employ strategies seeking to take advantage of the imbalance, which could have an adverse effect on the Fund's ability to achieve its investment objective.

The success of put and call spread transactions on the S&P 500 Index and/or a proxy for the S&P 500 Index will be determined by the performance of the S&P 500 Index.  If the S&P 500 Index appreciates or depreciates sufficiently over the period to offset the premium received, a loss will result.  The risk of selling put options in a spread transaction is mitigated by the purchase of offsetting options at a lower exercise price, thereby capping the maximum loss potential.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index .  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative's counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment , particularly when there is no stated limit on the Fund's use of derivatives.

Absolute Return Strategy Risk.  The Fund employs an “absolute return” investment approach, benchmarking itself to an index of cash instruments and seeking to achieve returns that are largely independent of broad movements in stocks and bonds.  Unlike equity funds, the Fund should not be expected to benefit from general equity market returns.  Different from fixed income funds, the Fund may not generate current income and should not be expected to experience price appreciation as interest rates decline.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.  Fixed - income markets have recently experienced a period of relatively high volatility. As a result of the Federal Reserve's action to end its quantitative easing stimulus program as well as the possibility that it may unwind the program and its recent decision to raise the target fed funds rate , fixed - income markets could experience continuing high volatility, which could negatively impact the Fund's performance.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities.  In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended.  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer's ability to make principal and interest payments. In addition, the credit ratings of fixed-income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer's current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed-income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund's operating expenses and adversely affect net asset value.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Foreign Investment Risk.  Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by political and economic developments abroad, including the imposition of economic and other sanctions by the United States or another country.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile.  Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Mortgage- and Asset-Backed Securities Risk.   Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risk.  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets.  Certain mortgage-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues.

Risks of Repurchase Agreements and Reverse Repurchase Agreements.  In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay. In a reverse repurchase agreement, the counterparty's insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund's shares. Because reverse repurchase agreements may be considered to be the practical equivalent of the Fund borrowing funds (and the counterparty making a loan), they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund's yield.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to leverage.  Such transactions may include, among others, reverse repurchase agreements, the use of when-issued, delayed delivery or forward commitment transactions and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund's obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund's share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.  The loss on leveraged investments may substantially exceed the initial investment.

Risks Associated with Active Management.  The success of the Fund's investment program depends on portfolio management's successful application of analytical skills and investment judgment.  Active management involves subjective decisions.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk, Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Investor Class shares.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund's performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period from December 31, 2010 to December 31, 2015, the highest quarterly total return for Investor Class was 3.46% for the quarter ended June 30, 2012, and the lowest quarterly return was -3.79% for the quarter ended December 31, 2014.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the period from December 31, 2010 to December 31, 2015, the highest quarterly total return for Investor Class was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.79%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Investor Class shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

Investor Class and Institutional Class commenced operations on September 30, 2010.  BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is,” without warranties, and with no liability.  Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance's products.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Investor Class shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Parametric Absolute Return Fund | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.05%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.08%
Parametric Absolute Return Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	$ 148
3 Years	rr_ExpenseExampleYear03	583
5 Years	rr_ExpenseExampleYear05	1,044
10 Years	rr_ExpenseExampleYear10	$ 2,322
Annual Return 2011	rr_AnnualReturn2011	3.87%
Annual Return 2012	rr_AnnualReturn2012	7.56%
Annual Return 2013	rr_AnnualReturn2013	(6.23%)
Annual Return 2014	rr_AnnualReturn2014	(0.84%)
Annual Return 2015	rr_AnnualReturn2015	6.49%
1 Year	rr_AverageAnnualReturnYear01	6.49%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
Parametric Absolute Return Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.49%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.60%
Parametric Absolute Return Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.67%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.60%
Parametric Absolute Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	506
5 Years	rr_ExpenseExampleYear05	915
10 Years	rr_ExpenseExampleYear10	$ 2,057
1 Year	rr_AverageAnnualReturnYear01	6.65%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010

[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.45% for Investor Class shares and 1.20% for Institutional Class shares. This expense reimbursement will continue through April 30, 2017. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.